Leases - Summary of weighted average discount rate and weighted average remaining lease term of operating leases (Detail)	Mar. 31, 2024	Mar. 31, 2023
Leases [Abstract]
Weighted-average discount rate used to measure lease liabilities	2.90%	1.50%
Weighted-average remaining lease term	6 years 10 months 24 days	6 years 6 months